Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions

Due from Affiliates, Net

The Company considers its professionals and non-consolidated funds to be affiliates. Due from affiliates, net consists of the following:

	March 31, 2021	December 31, 2020
	(Unaudited)
Management and BDC Part I Fees receivable	$90,648	$78,586
Payments made on behalf of and amounts due from Owl Rock products and other amounts due	9,605	14,112

Total	$100,253	$92,698

Management fees, incentive fees, and administrative fees represent revenue that is earned from the Company’s affiliates. The related accounts receivable is included within due from affiliates, net within the consolidated statements of financial condition.

Administrative fees represent allocable compensation and expenses incurred by certain professionals of the Company and reimbursed by products managed by the Company. For reimbursable expenses in which the Company is determined to be principal, during the three months ended March 31, 2021 and 2020 the Company has recorded revenue of $3.5 million and $2.8 million, respectively, within administrative, transaction and other fees on the consolidated statements of operations.

Employees and other related parties may be permitted to directly or indirectly invest in Owl Rock products alongside fund investors. Participation is limited to individuals who qualify under applicable securities laws.

Fee Waivers

The Company is party to fee waiver agreements with certain BDCs pursuant to which certain portions of management fee and BDC Part I Fee revenue are waived. The management fees and BDC Part I Fees are reported net of the fee waivers. For the three months ended March 31, 2021 the Company waived management fees in the amount of $52. For the three months ended March 31, 2020, the Company waived management fees and BDC Part I Fees in the amount of $17.4 million and $25.6 million, respectively.

Expense Support Agreement

The Company is party to expense support agreements with two of the Owl Rock products. Pursuant to these agreements, the Company may not be reimbursed for certain of its expenditures made in connection with such funds until certain profitability and cash flow thresholds of the funds are achieved (“Expense Support”). During the three months ended March 31, 2021 and 2020, Expense Support amounted to $2.3 million and $6.6 million, respectively, and is included in general, administrative and other expenses within the consolidated statements of operations. These amounts are subject to recoupment from the Owl Rock products in the event certain criteria are met. As of March 31, 2021 and December 31, 2020, Expense Support recognized during the three months ended March 31, 2021 and 2020, respectively, had not been reimbursed.

Aircraft and Other Services

In the normal course of business, Owl Rock makes use of aircraft owned by affiliates of Owl Rock and reimburses such affiliates for such use based on current market rates. Affiliates of Owl Rock bear all of the operating, personnel and maintenance costs associated with the aircraft, with the exception of the aforementioned reimbursements. Personal use of the aircraft is not charged to Owl Rock. The transactions described herein are not material to the consolidated financial statements.

6.	Related Party Transactions

Due from Affiliates, Net

The Company considers its professionals and non-consolidated funds to be affiliates. Due from affiliates, net consists of the following:

	December 31, 2020	December 31, 2019
Management and BDC Part I Fees receivable	$78,586	$32,473
Payments made on behalf of and amounts due from Owl Rock products and other amounts due	14,112	10,401

Total	$92,698	$42,874

Management fees, incentive fees, and administrative fees represent revenue that is earned from the Company’s affiliates. The related accounts receivable is included within due from affiliates, net within the consolidated statements of financial condition.

Administrative fees represent allocable compensation and expenses incurred by certain professionals of the Company and reimbursed by products managed by the Company. For reimbursable expenses in which the Company is determined to be principal, during the years ended December 31, 2020, 2019 and 2018 the Company has recorded revenue of $13.0 million, $12.0 million and $6.8 million, respectively, within administrative, transaction and other fees on the consolidated statements of operations.

Employees and other related parties may be permitted to directly or indirectly invest in Owl Rock products alongside fund investors. Participation is limited to individuals who qualify under applicable securities laws.

Fee Waivers

The Company is party to fee waiver agreements with certain BDCs pursuant to which certain portions of management fee and BDC Part I Fee revenue are waived. The management fees and BDC Part I Fees are reported net of the fee waivers. For the year ended December 31, 2020 the Company waived management fees and BDC Part I Fees in the amount of $56.6 million and $74.8 million, respectively. For the year ended December 31, 2019, the Company waived management fees and BDC Part I Fees in the amount of $31.1 million and $46.4 million, respectively. For the year ended December 31, 2018, the Company waived management fees and BDC Part I Fees in the amount of $0.8 million and $2.4 million, respectively.

Expense Support Agreement

The Company is a party to an expense support agreement with one of the Owl Rock products. Pursuant to this agreement, the Company may not be reimbursed for certain of its expenditures made in connection with such fund until certain profitability and cash flow thresholds of the fund are achieved (“Expense Support”). During the years ended December 31, 2020, 2019 and 2018, Expense Support amounted to $18.7 million, $7.0 million and $1.3 million, respectively, and is included in general, administrative and other expenses within the consolidated statements of operations. These amounts are subject to recoupment from the Owl Rock product in the event certain criteria are met. As of December 31, 2020, 2019 and 2018, Expense Support recognized during the years ended December 31, 2020, 2019 and 2018, respectively, had not been reimbursed.

Aircraft and Other Services

In the normal course of business, Owl Rock makes use of aircraft owned by affiliates of Owl Rock and reimburses such affiliates for such use based on current market rates. Affiliates of Owl Rock bear the share of all operating, personnel and maintenance costs associated with the aircraft. Personal use of the aircraft is not charged to Owl Rock. The transactions described herein are not material to the consolidated financial statements.